Michael J. Mazza Assistant General Counsel and Assistant Secretary 720 E. Wisconsin Avenue Milwaukee, WI 53202-4797 414-665-2052 office 414-665-7016 fax michaelmazza@northwesternmutual.com

May 5, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	NML Variable Annuity Account A (Fee-Based)
Post-Effective Amendment No. 13 to
Form N-4 Registration Statement
File No. 333-133380 and 811-21887
EDGAR CIK: 0000790162

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated May 1, 2016 for the above-referenced entity do not differ from that contained in Post-Effective Amendment No. 13 (the “Amendment”) to the Registration statement on Form N-4. This Amendment was filed electronically with a filing date of April 29, 2016.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ MICHAEL J. MAZZA

Michael J. Mazza
Assistant General Counsel & Assistant Secretary